Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
DWS Small Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 46), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 102) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through January 31, 2025 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.26%, 2.01% and 1.51% for Class A, Class C and Class R, respectively. The agreement may only be terminated with the consent of the fund’s Board.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000  in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class C and Class R) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US smaller capitalization companies. For purposes of this 80% investment limitation, the term assets is defined as net assets, plus the amount of any borrowings for investment purposes, and the small capitalization equity universe is defined as the bottom 20% of the total domestic equity market capitalization (at the time of initial investment), using a minimum market capitalization of $10 million. As of December 31, 2023, companies in which the fund typically invests have a market capitalization range of between $19.7 million and $25.98 billion. The fund may invest up to 20% of its assets in the stocks of non-US companies, including those in emerging markets, and large capitalization stocks.Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies.Company research is significant to the investment process. Portfolio management uses a “bottom-up”approach to picking securities, focusing on stocks that it believes have superior growth prospects and above average intermediate to long-term performance potential.Portfolio management emphasizes individual selection of small company stocks across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources. Portfolio management also looks for estimated above-average growth in revenues and earnings and a balance sheet that portfolio management believes can support this growth potential with sufficient working capital and manageable levels of debt.Portfolio management follows a disciplined selling process that seeks to lessen risk. Portfolio management will normally sell a stock when its price reaches portfolio management's expectations, portfolio management believes there is a material change in the company's fundamentals, other investments offer better opportunities or in an effort to readjust the weighted average market capitalization of the fund.Portfolio management may also consider environmental, social and governance (ESG) factors that it believes to be financially material. Given the nature of small cap companies’ more limited resources, portfolio management typically considers an issuer’s corporate governance,including governance structure and practices, management incentives, and alignment with shareholders’ interests in corporate decision making, to be of particular importance in evaluating the long-term prospects of such issuer, but may consider any other ESG factors that could also present risks or opportunities. Because small cap companies tend to be relatively early on in their operating histories, external rating companies may be unable to find ESG data for such companies.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent.
Risk [Heading]	rr_RiskHeading	Main Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.comdws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsPeriod endingBest Quarter30.24%June 30, 2020Worst Quarter-28.15%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For periods ended 12/31/2023 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
DWS Small Cap Growth Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
DWS Small Cap Growth Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
DWS Small Cap Growth Fund | Risk Stock Market [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
DWS Small Cap Growth Fund | Risk Market Disruption [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises,natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.Current military conflicts in various geographic regions,including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency, the fund and its investments may be adversely affected by lingering effects of this virus or future pandemic spread of viruses.Adverse market conditions or particular market disruptions, such as those caused by current military conflicts, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
DWS Small Cap Growth Fund | Risk Small Company [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.
DWS Small Cap Growth Fund | Risk Growth Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic and other factors that could impact expectations of future earnings. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.
DWS Small Cap Growth Fund | Risk Security Selection [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
DWS Small Cap Growth Fund | Risk Foreign Investment [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds. As of January 1, 2021 the United Kingdom is no longer part of the European Union (EU) customs union and single market, nor is it subject to EU policies and international agreements. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
DWS Small Cap Growth Fund | Risk Emerging Markets [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
DWS Small Cap Growth Fund | Risk Focus [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.
DWS Small Cap Growth Fund | Risk Securities Lending [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
DWS Small Cap Growth Fund | Risk Counterparty [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
DWS Small Cap Growth Fund | Risk Liquidity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.
DWS Small Cap Growth Fund | Risk Pricing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
DWS Small Cap Growth Fund | Risk Operational And Technology [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
DWS Small Cap Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 696
3 Years	rr_ExpenseExampleYear03	954
5 Years	rr_ExpenseExampleYear05	1,231
10 Years	rr_ExpenseExampleYear10	2,020
1 Year	rr_ExpenseExampleNoRedemptionYear01	696
3 Years	rr_ExpenseExampleNoRedemptionYear03	954
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,020
2014	rr_AnnualReturn2014	2.44%
2015	rr_AnnualReturn2015	(2.51%)
2016	rr_AnnualReturn2016	8.56%
2017	rr_AnnualReturn2017	20.79%
2018	rr_AnnualReturn2018	(13.45%)
2019	rr_AnnualReturn2019	20.87%
2020	rr_AnnualReturn2020	27.31%
2021	rr_AnnualReturn2021	12.62%
2022	rr_AnnualReturn2022	(26.06%)
2023	rr_AnnualReturn2023	14.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.15%)
DWS Small Cap Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	$ 304
3 Years	rr_ExpenseExampleYear03	662
5 Years	rr_ExpenseExampleYear05	1,146
10 Years	rr_ExpenseExampleYear10	2,255
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	662
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,255
DWS Small Cap Growth Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	$ 154
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	862
10 Years	rr_ExpenseExampleYear10	1,893
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	862
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,893
DWS Small Cap Growth Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	498
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
DWS Small Cap Growth Fund | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	309
5 Years	rr_ExpenseExampleNoRedemptionYear05	536
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,190
DWS Small Cap Growth Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	322
5 Years	rr_ExpenseExampleNoRedemptionYear05	558
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,236
DWS Small Cap Growth Fund | before tax | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	6.71%
10 Years	rr_AverageAnnualReturnYear10	4.61%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2002
DWS Small Cap Growth Fund | before tax | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	7.18%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2002
DWS Small Cap Growth Fund | before tax | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.93%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2004
DWS Small Cap Growth Fund | before tax | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Years	rr_AverageAnnualReturnYear05	8.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2014
DWS Small Cap Growth Fund | before tax | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.89%
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2004
DWS Small Cap Growth Fund | before tax | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.31%
5 Years	rr_AverageAnnualReturnYear05	7.72%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 01, 2012
DWS Small Cap Growth Fund | After tax on distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	3.34%
DWS Small Cap Growth Fund | After tax on distributions and sale of fund shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	3.51%
DWS Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
DWS Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%

[1]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.